Supplemental Cash Flow Information	12 Months Ended
Nov. 30, 2014
Supplemental Cash Flow Information
Supplemental Cash Flow Information

17. Supplemental Cash Flow Information

	Year ended
	2014	2013	2012
	(in thousands)
Significant Non-cash transactions
Write off of fully depreciated fixed assets	$2,233	$—	$89
Sale of fixed assets at net carrying value	$—	$—	$104
Additional cash flow information
Cash paid during the year for interest	$10,639	$1,710	$383
Cash paid during the year for income taxes	$—	$870	$862